Other net losses (Tables)	6 Months Ended
Jun. 30, 2021
Other Income and Expenses [Abstract]
Schedule of Other Net Losses
Other net losses consist of the following:

	Three months ended June 30		Six months ended June 30
	2021	2020	2021	2020
Acquisition and transition-related costs	$882	$3,116	$2,984	$3,142
Tax reform	—	11,728	—	11,728
Management succession and executive retirement	—	6,952	—	6,952
Other	931	5,144	7,213	6,008
	$1,813	$26,940	$10,197	$27,830